Description of the Plan (Details) - EBP 002		12 Months Ended
	Jan. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) yr loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Description of Plan [Line Items]
Net assets available for benefits		$ 4,494,183	$ 3,884,360	$ 2,929,626
Loan balance transferred to plan	$ 3,611,182
Vesting percentage		75.00%
Maximum vesting age | yr		50
Matching percentage		50.00%
Participant compensation matched, percentage		8.00%
Adminsitrative expenses		$ 1,200,000	$ 1,100,000
Minimum loan amount		$ 1,000
Participant loan, interest rate		50.00%
Vested amount		$ 50,000
Maximum participant loans outstanding | loan		1
Maximum loan term		5 years
Maximum borrowing term		15 years
Basis spread on variable rate		1.00%
Retirement age | yr		73
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Vesting period		3 years
Six3 Advanced Systems
EBP, Description of Plan [Line Items]
Net assets available for benefits	365,246,632
TICOM Geomatics
EBP, Description of Plan [Line Items]
Net assets available for benefits	66,682,501
Mastodon Design
EBP, Description of Plan [Line Items]
Net assets available for benefits	10,553,800
Ascent Vision Technologies
EBP, Description of Plan [Line Items]
Net assets available for benefits	$ 1,276,402